Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
NOTE 3:	Leases

The movements in right-of use assets and lease liabilities are reported in the following tables:

Right-of-use assets

	Offices	Vehicles	Total
Cost
Balance as of January 1, 2020	988	47	1,035
Additions during the year	-	56	56
Depreciation expense	(165)	(18)	(183)

Balance as of June 30, 2020	823	85	908

Lease liabilities

	Offices	Vehicles	Total
Cost
Balance as of January 1, 2020	1,027	46	1,073
Additions during the year	-	56	56
Lease expense	30	7	37
Payments	(185)	(27)	(212)

Balance as of June 30, 2020	872	82	954